Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Federal net operating loss carryforwards	$ 26,705,200	$ 15,325,300
State net operating loss carryforwards	13,043,900	9,175,400
Uncertain tax benefits	0	0
Interest and penalties	$ 0	$ 0
Open years related to all jurisdictions	2016
Open tax audits, description	The Company has no open tax audits with any taxing authority as of December 31, 2023.
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards to expire	$ 124,500
Operating loss carryforwards indefinitely	26,580,700
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards to expire	10,666,100
Operating loss carryforwards indefinitely	$ 2,377,800